Financial assets at fair value through other comprehensive income- Summary of equity securities designated as at fair value through other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Carrying value	€ 2,457	€ 1,862
Dividend income	122	107
Investment in Bank of Beijing [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Carrying value	1,700	1,662
Dividend income	97	95
Other Investments [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Carrying value	757	200
Dividend income	€ 25	€ 12